Equity (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in equity [Line Items]
Opening balance	$ 48,215,699	$ 43,560,501
Closing balance	57,107,780	48,215,699
Equity reserves [Member]
Disclosure of changes in equity [Line Items]
Opening balance	2,177,869	1,558,844
Release of reserves	(751,718)	(289,164)
Allocation to reserves	3,712,744	908,189
Closing balance	$ 5,138,895	$ 2,177,869